Receivable - Carrying Amount of Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 14,022	$ 13,585
Retail note and finance lease receivables [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	6,833	7,140
Wholesale [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 7,189	$ 6,445